Derivatives - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivatives Fair Value [Line Items]
Swap fees	$ 207	$ 1,459	$ 516
Collateral Pledged [Member] | Interest Rate Swap [Member]
Derivatives Fair Value [Line Items]
Cash and securities at fair value pledged for collateral	509	11,705
Cash and Cash Equivalents [Member] | Interest Rate Swap [Member]
Derivatives Fair Value [Line Items]
Cash and securities at fair value pledged for collateral	$ 10,780	$ 11,300